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QUARTERLY REPORT

KINGSBARN TACTICAL BOND ETF

Schedule of InvestmentsFebruary 28, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
94.37%	EXCHANGE TRADED FUNDS

28.11%	CORPORATE
	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,338	$166,982
	iShares iBoxx High Yield Corporate Bond ETF	2,064	172,695
	VanEck Fallen Angel High Yield Bond ETF	5,427	167,694
			507,371

9.54%	GOVERNMENT
	iShares 7-10 Year Treasury Bond ETF	1,536	172,216

9.56%	MUNICIPALS
	iShares National Muni Bond ETF	1,530	172,462

18.74%	OBJECTIVE AGGREGATE BOND
	iShares Core U.S. Aggregate Bond ETF	1,557	171,831
	Vanguard Total International Bond ETF	3,102	166,484
			338,315

9.02%	OBJECTIVE FIXED INCOME EMERGING MARKET
	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,641	162,787

9.81%	OBJECTIVE INFLATION PROTECTED
	iShares TIPS ETF	1,392	177,035

9.59%	OBJECTIVE MORTGAGE-BACKED
	iShares MBS ETF	1,656	173,118

94.37%	TOTAL EXCHANGE TRADED FUNDS		1,703,304

94.37%	TOTAL INVESTMENTS		1,703,304
5.63%	Other assets, net of liabilities		101,549
100.00%	NET ASSETS		$1,804,853

QUARTERLY REPORT

KINGSBARN TACTICAL BOND ETF

Schedule of Investments - continuedFebruary 28, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Exchange Traded Funds	$1,703,304	$—	$—	$1,703,304
Total Investments	$1,703,304	$—	$—	$1,703,304

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended February 28, 2022.

At February 28, 2022, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,778,712 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(75,408)
Net unrealized appreciation	$(75,408)